UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments. The Schedule(s) of Investments is attached herewith. Portfolio of Investments
Touchstone Credit Opportunities Fund – September 30, 2015 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 72.0%

	Consumer Discretionary — 21.5%
$250,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750%, 5/15/22	$227,500
300,000	AMC Entertainment, Inc.,
	5.875%, 2/15/22	301,500
300,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.625%, 4/15/21	294,000
300,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	227,250
300,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.125%, 2/15/23	276,750
300,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.,
	5.375%, 6/1/24	300,750
300,000	Cinemark USA, Inc., 4.875%, 6/1/23	286,500
300,000	Dollar Tree, Inc., 144a, 5.750%, 3/1/23	311,250
300,000	Lamar Media Corp., 5.375%, 1/15/24	303,000
350,000	MGM Resorts International,
	6.625%, 12/15/21	358,750
300,000	Numericable-SFR SAS (France), 144a,
	6.250%, 5/15/24	288,750
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 5.750%, 10/15/20	404,000
300,000	Sally Holdings LLC / Sally Capital, Inc.,
	5.750%, 6/1/22	312,750
300,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	272,625
300,000	Sirius XM Radio, Inc., 144a,
	4.625%, 5/15/23	280,500
300,000	Six Flags Entertainment Corp., 144a,
	5.250%, 1/15/21	300,000
300,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.250%, 1/15/26	276,000
250,000	Ziggo Bond Finance BV (Netherlands),
	144a, 5.875%, 1/15/25	228,750
		5,250,625

	Telecommunication Services — 13.9%
325,000	Altice US Finance I Corp., 144a,
	5.375%, 7/15/23	312,000
300,000	CenturyLink, Inc., 144a, 5.625%, 4/1/25	238,500
300,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	286,500
300,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250%, 9/30/20	277,500
255,000	Frontier Communications Corp., 144a,
	11.000%, 9/15/25	246,712
300,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 4.875%, 5/15/22	291,750
150,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	123,750
300,000	Level 3 Financing, Inc., 144a,
	5.375%, 5/1/25	284,811
100,000	Neptune Finco Corp., 144a,
	6.625%, 10/15/25	100,500
135,000	NeuStar, Inc., 4.500%, 1/15/23	113,400
300,000	Sprint Corp., 7.625%, 2/15/25	232,312
300,000	T-Mobile USA, Inc., 6.375%, 3/1/25	288,000
300,000	Univision Communications, Inc., 144a,
	8.500%, 5/15/21	312,000
300,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	295,500
		3,403,235

	Health Care — 9.8%
500,000	Acadia Healthcare Co., Inc., 144a,
	5.625%, 2/15/23	502,500
300,000	DaVita HealthCare Partners, Inc.,
	5.125%, 7/15/24	294,600
300,000	Fresenius US Finance II, Inc., 144a,
	4.500%, 1/15/23	299,250
300,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	296,814
320,000	HealthSouth Corp., 144a,
	5.750%, 9/15/25	310,400
150,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	129,750
300,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.625%, 10/15/23	273,000
300,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	297,000
		2,403,314

	Energy — 9.0%
200,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22	130,500
300,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	264,000
200,000	Halcon Resources Corp., 144a,
	8.625%, 2/1/20	166,250
300,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	275,940
150,000	MEG Energy Corp. (Canada), 144a,
	7.000%, 3/31/24	119,250
150,000	Midstates Petroleum Co., Inc. /
	Midstates Petroleum Co. LLC, 144a,
	10.000%, 6/1/20	108,750
100,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	92,750
300,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	264,375
300,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	5.250%, 5/1/23	266,250

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 72.0% (Continued)

	Energy — (Continued)
$225,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.750%, 3/15/24	$214,875
300,000	Whiting Petroleum Corp.,
	6.500%, 10/1/18	281,250
		2,184,190

	Industrials — 6.1%
250,000	Air Medical Merger Sub Corp., 144a,
	6.375%, 5/15/23	226,875
375,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	384,375
300,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	284,250
300,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	290,625
300,000	Oshkosh Corp., 5.375%, 3/1/25	298,500
		1,484,625

	Financials — 4.0%
400,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	380,000
300,000	Equinix, Inc. REIT, 5.375%, 4/1/23	293,430
300,000	Iron Mountain, Inc. REIT, 144a,
	6.000%, 10/1/20	302,910
		976,340

	Information Technology — 3.9%
300,000	MSCI, Inc., 144a, 5.750%, 8/15/25	302,250
375,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	352,031
300,000	VeriSign, Inc., 4.625%, 5/1/23	291,750
		946,031

	Materials — 2.6%
300,000	Ball Corp., 4.000%, 11/15/23	280,500
350,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	352,188
		632,688

	Consumer Staples — 1.2%
300,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	297,750
	Total Corporate Bonds	$17,578,798

	Term Loans(B) — 14.8%

	Information Technology — 1.6%
200,000	Evergreen Skills Lux S.A.R.L., Initial
	Term Loan (First Lien)
	(Luxembourg), 5.750%, 4/28/21	179,334
213,150	Ship Luxco 3 S.A.R.L. (RBS Worldpay),
	Facility C2, 11/29/19(C)	213,061
		392,395

	Industrials — 5.1%
307,978	Air Medical Group Holdings, Inc. Initial
	Term Loan, 4.500%, 4/28/22(C)	303,648
300,000	Beacon Roofing Supply, Inc., Term
	Loan B, 9/23/22(C)	299,124
300,000	Jeld-Wen, Inc. (Onex BP Finance LP),
	Term B-1 Loan, 7/1/22(C)	298,689
300,000	VWR Funding, Inc., Term Loan B (EUR),
	1/16/22(C)	335,956
		1,237,417

	Financials — 1.2%
299,241	HUB International Ltd., Initial Term
	Loan, 4.000%, 10/2/20	292,041

	Energy — 2.7%
18,757	Alinta Energy Finance Pty. Ltd.,
	Delayed Draw Term Loan,
	8/13/18(C)	18,700
281,752	Alinta Energy Finance Pty. Ltd., Term B
	Loan, 8/13/19(C)	280,907
300,000	Energy & Exploration Partners, LLC,
	Initial Loan, 1/22/19(C)	225,000
99,746	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loans,
	2/21/21(C)	60,180
150,000	Templar Energy, LLC, Incremental
	Term Loans, 11/25/20(C)	66,250
		651,037

	Consumer Discretionary — 4.2%
350,000	Asurion LLC (fka Asurion Corp.), Term
	Loan (Second Lien), 3/3/21(C)	313,600
150,000	Cumulus Media Holdings, Inc., Term
	Loan, 12/23/20(C)	126,375
300,000	Interactive Data Corp., Term Loan,
	5/2/21(C)	298,782
299,231	Zuffa, LLC, Initial Term Loan, 2/25/20(C)	294,518
		1,033,275
	Total Term Loans	$3,606,165

	Asset-Backed Security — 0.9%
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, 144a,
	0.000%, 7/20/26	233,571

Shares

	Investment Funds — 23.9%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±	103,740
5,722,016	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	5,722,016
	Total Investment Funds	$5,825,756

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities — 111.6%
(Cost $27,933,305)	$27,244,290

Liabilities in Excess of Other Assets — (11.6%)	$(2,833,743)

Net Assets — 100.0%	$24,410,547

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2015. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. At September 30, 2015, these securities were valued at $3,606,165 or 14.8% of net assets.

(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $10,407,748 or 42.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$17,578,798	$—	$17,578,798
Asset-Backed Security	—	233,571	—	233,571
Term Loans	—	3,606,165	—	3,606,165
Investment Funds	5,825,756	—	—	5,825,756
				$27,244,290

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Small Cap Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

Japan — 23.3%

Consumer Discretionary — 5.6%
Calsonic Kansei Corp.	394,000	$2,958,664
Daiichikosho Co. Ltd.	73,500	2,605,156
Haseko Corp.	311,000	3,523,117
HIS Co. Ltd.†	95,700	3,128,997
T-Gaia Corp.	169,075	2,634,323
Topre Corp.	136,500	2,635,487

Consumer Staples — 3.4%
Ezaki Glico Co. Ltd.	68,000	3,142,607
NH Foods Ltd.	146,400	2,987,570
Pola Orbis Holdings, Inc.	73,400	4,564,714

Financials — 3.8%
Jafco Co. Ltd.	69,900	2,762,088
Leopalace21 Corp.*	502,800	2,346,185
Nomura Real Estate Office Fund, Inc. REIT	581	2,629,792
Zenkoku Hosho Co. Ltd.	128,300	4,258,430

Health Care — 1.0%
Medipal Holdings Corp.	197,870	3,139,602

Industrials — 3.7%
Hoshizaki Electric Co. Ltd.	50,800	3,560,903
Minebea Co. Ltd.	288,000	3,057,235
OSG Corp.†	116,800	2,211,431
Sankyu, Inc.	548,000	2,654,744

Information Technology — 3.3%
Alps Electric Co. Ltd.†	162,700	4,594,655
Azbil Corp.	124,500	3,151,384
Dexerials Corp.	216,400	2,781,551

Materials — 2.5%
Daicel Corp.	238,100	2,922,870
Sumitomo Osaka Cement Co. Ltd.	770,000	2,734,292
Tokyo Ohka Kogyo Co. Ltd.†	86,700	2,298,349
Total Japan		73,284,146

United Kingdom — 14.9%

Consumer Discretionary — 3.0%
Halfords Group PLC	273,742	1,914,453
Howden Joinery Group PLC	601,158	4,436,128
Lookers PLC	1,156,467	2,916,316

Consumer Staples — 0.5%
McBride PLC	757,841	1,731,094

Financials — 6.2%
Aldermore Group PLC*	924,111	3,918,438
Henderson Group PLC	974,301	3,840,020
Jupiter Fund Management PLC	586,926	3,855,410
Savills PLC	283,943	3,925,462
Virgin Money Holdings UK PLC	658,345	3,855,031

Health Care — 1.0%
Genus PLC	147,158	3,161,098

Industrials — 2.1%
Galliford Try PLC	175,363	4,216,004
Northgate PLC	344,344	2,372,266

Information Technology — 2.1%
Micro Focus International PLC	196,217	3,574,930
Playtech PLC	244,705	3,072,721
Total United Kingdom		46,789,371

Germany — 7.4%

Consumer Discretionary — 1.7%
Stroeer Media SE	88,502	5,216,300

Financials — 2.4%
Aurelius AG	63,865	2,974,305
Patrizia Immobilien AG*	189,700	4,534,382

Industrials — 1.9%
KION Group AG	71,318	3,169,078
Norma Group SE	59,673	2,934,709

Telecommunication Services — 1.4%
Freenet AG	132,038	4,368,433
Total Germany		23,197,207

Sweden — 7.2%

Consumer Discretionary — 1.9%
Bilia AB	138,787	2,783,300
Nobia AB	267,729	3,268,880

Financials — 3.5%
Fastighets AB Balder, Class B*	427,409	8,122,238
Hemfosa Fastigheter AB	277,899	2,966,992

Health Care — 0.9%
Recipharm AB	144,390	2,639,403

Materials — 0.9%
Granges AB	419,955	2,726,715
Total Sweden		22,507,528

Ireland — 6.5%

Consumer Discretionary — 1.2%
Cairn Homes PLC*	3,182,260	3,715,891

Consumer Staples — 1.8%
Greencore Group PLC	1,363,938	5,636,909

Health Care — 0.9%
UDG Healthcare PLC	394,473	3,002,546

Industrials — 1.2%
Kingspan Group PLC	153,006	3,697,837

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Ireland — (Continued)

Materials — 1.4%
Smurfit Kappa Group PLC	158,529	$4,271,117
Total Ireland		20,324,300

Canada — 4.8%

Consumer Discretionary — 0.6%
Entertainment One Ltd.	510,031	1,916,058

Energy — 0.8%
Whitecap Resources, Inc.†	326,233	2,576,617

Financials — 1.4%
Element Financial Corp.*	312,564	4,267,453

Industrials — 0.9%
Boyd Group Income Fund†	62,979	2,918,412

Materials — 1.1%
Intertape Polymer Group, Inc.	303,196	3,242,118
Total Canada		14,920,658

France — 4.3%

Consumer Discretionary — 0.9%
Technicolor SA	396,874	2,744,947

Health Care — 1.2%
Ipsen SA	61,855	3,837,109

Industrials — 1.1%
Saft Groupe SA	105,289	3,440,102

Information Technology — 1.1%
Worldline SA, 144a*	133,267	3,417,983
Total France		13,440,141

Italy — 4.2%
Financials — 1.1%
Anima Holding SpA, 144a	422,149	3,693,452

Health Care — 2.2%
DiaSorin SpA	67,712	2,959,889
Recordati SpA	168,881	3,897,045

Industrials — 0.9%
Interpump Group SpA	207,524	2,767,492
Total Italy		13,317,878

Australia — 4.0%

Consumer Discretionary — 1.0%
Spotless Group Holdings Ltd.	2,028,948	3,074,469

Financials — 1.4%
Magellan Financial Group Ltd.	331,317	4,447,944

Health Care — 0.8%
Estia Health Ltd.	519,157	2,482,031

Materials — 0.8%
Boral Ltd.	654,325	2,433,556
Total Australia		12,438,000

Hong Kong — 2.4%

Financials — 1.1%
Dah Sing Banking Group Ltd.	1,884,000	3,469,787

Utilities — 1.3%
China Power International
Development Ltd.	6,084,000	3,968,606
Total Hong Kong		7,438,393

Switzerland — 2.1%

Financials — 0.9%
Cembra Money Bank AG	49,958	2,952,576

Health Care — 1.2%
Tecan Group AG	26,373	3,713,407
Total Switzerland		6,665,983

New Zealand — 2.0%

Materials — 0.8%
Nuplex Industries Ltd.	984,037	2,451,943

Utilities — 1.2%
Meridian Energy Ltd.	2,954,511	3,966,520
Total New Zealand		6,418,463

Luxembourg — 1.9%

Financials — 1.1%
Grand City Properties SA	177,612	3,414,670

Industrials — 0.8%
Stabilus SA*	67,154	2,419,985
Total Luxembourg		5,834,655

South Korea — 1.8%

Consumer Discretionary — 1.0%
Hanssem Co. Ltd.	12,560	3,041,075

Health Care — 0.8%
Korea United Pharm, Inc.†	136,810	2,471,260
Total South Korea		5,512,335

Portugal — 1.4%

Industrials — 1.4%
CTT-Correios de Portugal SA	403,622	4,508,142

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.6% (Continued)

Thailand — 1.3%

Consumer Discretionary — 0.7%
Major Cineplex Group PCL	2,443,000	$2,153,905

Utilities — 0.6%
TTW PCL	2,807,002	843,578
TTW PCL- Foreign Shares	3,873,155	1,163,985
Total Thailand		4,161,468

Isle of Man — 1.2%

Information Technology — 1.2%
Optimal Payments PLC*	785,600	3,852,224

Belgium — 1.1%

Health Care — 1.1%
Ion Beam Applications	110,045	3,551,260

Spain — 1.1%

Health Care — 1.1%
Almirall SA	189,584	3,385,131

Norway — 1.0%

Consumer Staples — 1.0%
Salmar ASA	207,452	3,279,450

Finland — 1.0%

Materials — 1.0%
Metsa Board OYJ	535,780	3,021,070

Singapore — 0.9%

Industrials — 0.9%
SATS Ltd.	1,077,000	2,898,640

Denmark — 0.9%

Information Technology — 0.9%
SimCorp A/S	56,504	2,843,245

Netherlands — 0.9%

Consumer Staples — 0.9%
Lucas Bols Holding BV, 144a*	138,137	2,780,773
Total Common Stocks		$306,370,461

Investment Funds — 6.9%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	12,136,840	$12,136,840
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	9,438,395	9,438,395
Total Investment Funds		$21,575,235

Total Investment Securities —104.5%
(Cost $313,232,711)		$327,945,696

Liabilities in Excess of Other Assets — (4.5%)		(14,152,167)

Net Assets — 100.0%		$313,793,529

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $9,070,200.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $9,892,208 or 3.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Touchstone International Small Cap Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$2,781,551	$67,872,803	$2,629,792	$73,284,146
United Kingdom	11,726,946	35,062,425	—	46,789,371
Germany	—	23,197,207	—	23,197,207
Sweden	2,639,403	19,868,125	—	22,507,528
Ireland	9,352,800	10,971,500	—	20,324,300
Canada	13,004,600	1,916,058	—	14,920,658
France	3,440,102	10,000,039	—	13,440,141
Italy	2,959,889	10,357,989	—	13,317,878
Australia	—	12,438,000	—	12,438,000
Hong Kong	—	7,438,393	—	7,438,393
Switzerland	2,952,576	3,713,407	—	6,665,983
New Zealand	3,966,520	2,451,943	—	6,418,463
Luxembourg	2,419,985	3,414,670	—	5,834,655
South Korea	—	5,512,335	—	5,512,335
Portugal	—	4,508,142	—	4,508,142
Thailand	2,153,905	2,007,563	—	4,161,468
Isle of Man	—	3,852,224	—	3,852,224
Belgium	—	3,551,260	—	3,551,260
Spain	—	3,385,131	—	3,385,131
Norway	—	3,279,450	—	3,279,450
Finland	—	3,021,070	—	3,021,070
Singapore	2,898,640	—	—	2,898,640
Denmark	2,843,245	—	—	2,843,245
Netherlands	—	2,780,773	—	2,780,773
Investment Funds	21,575,235	—	—	21,575,235
				$327,945,696

At September 30, 2015, equity securities valued at $15,231,279 and $17,328,271 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when then movement of the designated U.S. market index is no longer significant.

Measurements Using Unobservable Inputs (Level 3)

Common
Assets	Stock

Beginning balance	$—
Net transfers into Level 3	2,629,792
Ending balance	2,629,792
Net Change in Unrealized Gain (Loss) for Investments in Securities Still Held at September 30, 2015	$60,603

Common		Valuation	Unobservable
Stocks	Fair Value	Technique	Input

Nomura Real Estate Office Fund, Inc. REIT	$2,629,792	Last trade price	Delisted due to merger

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Consumer Discretionary — 21.0%
CarMax, Inc.*	203,017	$12,042,969
Carnival Corp. (Panama)	246,389	12,245,533
Dollar Tree, Inc.*	145,000	9,665,700
Lowe's Cos., Inc.	149,082	10,274,732
O'Reilly Automotive, Inc.*	32,000	8,000,000
		52,228,934

Financials — 18.7%
Alleghany Corp.*	18,118	8,481,217
Bank of America Corp.	445,164	6,935,655
Berkshire Hathaway, Inc. - Class B*	90,894	11,852,578
BlackRock, Inc.	28,992	8,624,250
Wells Fargo & Co.	207,054	10,632,223
		46,525,923

Information Technology — 15.9%
Cisco Systems, Inc.	241,117	6,329,321
Corning, Inc.	281,586	4,820,752
EMC Corp.	280,241	6,770,623
International Business Machines Corp.	31,062	4,503,058
Microsoft Corp.	103,936	4,600,207
Visa, Inc. - Class A	180,547	12,576,904
		39,600,865

Industrials — 12.3%
Deere & Co.	91,108	6,741,992
FedEx Corp.	32,200	4,636,156
General Dynamics Corp.	86,967	11,997,098
Norfolk Southern Corp.	94,000	7,181,600
		30,556,846

Health Care — 11.1%
Bristol-Myers Squibb Co.	181,999	10,774,341
Eli Lilly & Co.	138,726	11,609,979
Pfizer, Inc.	165,226	5,189,749
		27,574,069

Consumer Staples — 8.2%
Altria Group, Inc.	172,784	9,399,450
Coca-Cola Co. (The)	138,728	5,565,767
Edgewell Personal Care Co.	66,882	5,457,571
		20,422,788

Materials — 5.5%
Mosaic Co. (The)	142,868	4,444,623
NewMarket Corp.	25,472	9,093,504
		13,538,127

Energy — 3.9%
Chevron Corp.	65,426	$5,160,803
ConocoPhillips	94,417	4,528,239
		9,689,042

Telecommunication Services — 1.9%
Verizon Communications, Inc.	106,429	4,630,726
Total Common Stocks		$244,767,320

Investment Fund — 1.4%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	3,590,933	3,590,932

Total Investment Securities —99.9%
(Cost $263,065,119)		$248,358,252

Other Assets in Excess of Liabilities — 0.1%		148,117

Net Assets — 100.0%		$248,506,369

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$244,767,320	$—	$—	$244,767,320
Investment Fund	3,590,932	—	—	3,590,932
				$248,358,252

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Opportunities Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Financials — 33.8%
American Equity Investment Life
Holding Co.	107,100	$2,496,501
Bancorp, Inc. (The)*	179,100	1,364,742
BofI Holding, Inc.*	10,400	1,339,832
Boston Private Financial Holdings, Inc.	149,900	1,753,830
Chatham Lodging Trust REIT	75,800	1,628,184
Columbia Banking System, Inc.	44,000	1,373,240
Cowen Group, Inc. - Class A*	488,900	2,229,384
Customers Bancorp, Inc.*	117,320	3,015,124
Encore Capital Group, Inc.*†	68,000	2,516,000
Endurance Specialty Holdings Ltd.
(Bermuda)	32,300	1,971,269
Equity Commonwealth REIT*	54,700	1,490,028
Federated National Holding Co.	87,800	2,108,956
FelCor Lodging Trust, Inc. REIT	213,400	1,508,738
First Cash Financial Services, Inc.*	34,900	1,398,094
Green Dot Corp. - Class A*	156,300	2,750,880
Greenlight Capital Re Ltd. (Cayman
Island) - Class A*	70,000	1,559,600
Horace Mann Educators Corp.	55,600	1,847,032
Iberiabank Corp.	29,100	1,693,911
Infinity Property & Casualty Corp.	24,400	1,965,176
Maiden Holdings Ltd. (Bermuda)	171,600	2,381,808
Nationstar Mortgage Holdings, Inc.*†	78,300	1,086,021
New Senior Investment Group, Inc. REIT	211,916	2,216,641
Newcastle Investment Corp. REIT	378,416	1,661,246
Popular, Inc. (Puerto Rico)	74,000	2,237,020
Radian Group, Inc.	131,500	2,092,165
Stewart Information Services Corp.	87,200	3,567,352
Stifel Financial Corp.*	49,500	2,083,950
Texas Capital Bancshares, Inc.*	45,000	2,358,900
		55,695,624

Consumer Discretionary — 18.0%
Children's Place Retail Stores, Inc. (The)	26,500	1,528,255
EW Scripps Co. - Class A	109,800	1,940,166
Finish Line, Inc. (The) - Class A	101,600	1,960,880
Gentherm, Inc.*	51,800	2,326,856
Houghton Mifflin Harcourt Co.*	79,000	1,604,490
Jamba, Inc.*†	134,400	1,915,200
LifeLock, Inc.*†	196,100	1,717,836
M I Homes, Inc.*	59,000	1,391,220
Motorcar Parts of America, Inc.*	82,000	2,569,880
New Media Investment Group, Inc.	164,787	2,547,607
SeaWorld Entertainment, Inc.†	73,500	1,309,035
Shutterfly, Inc.*	67,500	2,413,125
Skullcandy, Inc.*	282,100	1,560,013
Steven Madden Ltd.*	41,700	1,527,054
Vera Bradley, Inc.*	137,500	1,733,875
World Wrestling Entertainment, Inc. –
Class A†	96,500	1,630,850
		29,676,342

Industrials — 10.4%
Acacia Research Corp.†	105,100	954,308
Aerojet Rocketdyne Holdings, Inc.*	89,800	1,452,964
Celadon Group, Inc.	117,900	1,888,758
Covanta Holding Corp.	155,200	2,708,240
DigitalGlobe, Inc.*	108,900	2,071,278
Generac Holdings, Inc.*†	35,800	1,077,222
H&E Equipment Services, Inc.	77,000	1,287,440
Mueller Water Products, Inc. - Class A	141,400	1,083,124
Steelcase, Inc. - Class A	125,900	2,317,819
Tutor Perini Corp.*	144,500	2,378,470
		17,219,623

Health Care — 8.9%
Air Methods Corp.*	53,300	1,816,997
Anika Therapeutics, Inc.*	65,400	2,081,682
Cynosure, Inc. - Class A*	66,200	1,988,648
Kindred Healthcare, Inc.	132,200	2,082,150
Lannett Co., Inc.*†	44,600	1,851,792
Molina Healthcare, Inc.*	35,200	2,423,520
Providence Service Corp. (The)*	55,200	2,405,616
		14,650,405

Information Technology — 8.3%
AVG Technologies NV (Netherlands)*	91,500	1,990,125
Avid Technology, Inc.*	155,300	1,236,188
ChipMOS TECHNOLOGIES Bermuda Ltd.
(Bermuda)	73,002	1,198,693
Epiq Systems, Inc.	89,300	1,153,756
Harmonic, Inc.*	207,300	1,202,340
InvenSense, Inc.*†	89,400	830,526
Methode Electronics, Inc.	78,500	2,504,150
ShoreTel, Inc.*	355,500	2,655,585
VASCO Data Security International,
Inc.*†	51,900	884,376
		13,655,739

Utilities — 4.4%
NorthWestern Corp.	54,700	2,944,501
PNM Resources, Inc.	53,500	1,500,675
Portland General Electric Co.	78,200	2,891,054
		7,336,230

Energy — 4.2%
Aegean Marine Petroleum Network, Inc.
(Marshall Islands)†	196,200	1,322,388
Delek U.S. Holdings, Inc.	72,000	1,994,400
Helix Energy Solutions Group, Inc.*	128,400	615,036
Newpark Resources, Inc.*	207,000	1,059,840
PBF Energy, Inc. - Class A	70,100	1,978,923
		6,970,587

Consumer Staples — 4.0%
Andersons, Inc. (The)	59,200	2,016,352
Snyder's-Lance, Inc.	60,800	2,050,784
TreeHouse Foods, Inc.*	31,700	2,465,943
		6,533,079

Materials — 3.5%
Ferro Corp.*	177,900	1,948,005
FutureFuel Corp.	123,150	1,216,722

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.9% (Continued)

Materials — (Continued)
PH Glatfelter Co.	98,350	$1,693,587
Resolute Forest Products, Inc.*†	112,300	933,213
		5,791,527

Telecommunication Services — 2.3%
FairPoint Communications, Inc.*†	107,700	1,659,657
Vonage Holdings Corp.*	356,800	2,097,984
		3,757,641

Diversified — 1.1%
Lexington Realty Trust REIT	224,500	1,818,450
Total Common Stocks		$163,105,247

Investment Funds — 12.5%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	787,870	787,870
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	19,859,202	19,859,202
Total Investment Funds		$20,647,072

Total Investment Securities —111.4%
(Cost $194,177,106)		$183,752,319

Liabilities in Excess of Other Assets — (11.4%)		(18,740,245)

Net Assets — 100.0%		$165,012,074

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $17,181,264.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$163,105,247	$—	$—	$163,105,247
Investment Funds	20,647,072	—	—	20,647,072
				$183,752,319

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Value Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Financials — 23.5%
American Express Co.	153,592	$11,385,775
American International Group, Inc.	87,177	4,953,397
Bank of America Corp.	534,664	8,330,065
Capital One Financial Corp.	138,330	10,031,692
Citigroup, Inc.	184,989	9,177,304
JPMorgan Chase & Co.	213,365	13,008,864
PNC Financial Services Group, Inc. (The)	122,677	10,942,788
State Street Corp.	132,005	8,872,056
Wells Fargo & Co.	257,032	13,198,593
		89,900,534

Health Care — 20.1%
Anthem, Inc.	38,432	5,380,480
Johnson & Johnson	110,240	10,290,904
Medtronic PLC (Ireland)	182,974	12,248,280
Merck & Co., Inc.	168,329	8,313,769
Pfizer, Inc.	374,773	11,771,620
Sanofi ADR	244,928	11,626,732
Teva Pharmaceutical Industries Ltd. ADR	144,474	8,157,002
UnitedHealth Group, Inc.	78,239	9,076,506
		76,865,293

Information Technology — 11.5%
Intel Corp.	121,547	3,663,427
Microsoft Corp.	286,894	12,697,928
Oracle Corp.	308,973	11,160,105
QUALCOMM, Inc.	169,208	9,091,546
Texas Instruments, Inc.	149,482	7,402,349
		44,015,355

Industrials — 11.3%
Deere & Co.	46,144	3,414,656
Emerson Electric Co.	133,224	5,884,504
General Dynamics Corp.	60,264	8,313,419
Honeywell International, Inc.	71,606	6,780,372
Raytheon Co.	52,768	5,765,432
Stanley Black & Decker, Inc.	59,955	5,814,435
United Technologies Corp.	81,800	7,279,382
		43,252,200

Consumer Discretionary — 9.2%
Carnival Corp. (Panama)	93,396	4,641,781
Delphi Automotive PLC (Jersey)	92,694	7,048,452
Ford Motor Co.	539,793	7,324,991
Johnson Controls, Inc.	232,952	9,634,895
Target Corp.	81,695	6,426,129
		35,076,248

Energy — 7.8%
BP PLC ADR	238,246	7,280,798
ConocoPhillips	161,211	7,731,680
Occidental Petroleum Corp.	108,489	7,176,547
Phillips 66	88,543	6,803,644
Seadrill Ltd. (Bermuda)†	142,514	840,833
		29,833,502

Consumer Staples — 6.9%
Altria Group, Inc.	149,988	8,159,347
Philip Morris International, Inc.	130,845	10,379,934
Wal-Mart Stores, Inc.	120,642	7,822,427
		26,361,708

Telecommunication Services — 3.8%
AT&T, Inc.	111,559	3,634,592
Verizon Communications, Inc.	256,051	11,140,779
		14,775,371

Materials — 3.3%
Air Products & Chemicals, Inc.	29,000	3,699,820
CRH PLC ADR	340,171	9,028,138
		12,727,958

Utilities — 0.7%
Entergy Corp.	44,308	2,884,451
Total Common Stocks		$375,692,620

Investment Funds — 2.0%
Dreyfus Cash Management, Institutional
Shares, 0.06%∞Ω	6,823,264	6,823,264
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	839,095	839,095
Total Investment Funds		$7,662,359

Total Investment Securities —100.1%
(Cost $329,326,197)		$383,354,979

Liabilities in Excess of Other Assets — (0.1%)		(440,703)

Net Assets — 100.0%		$382,914,276

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $831,900.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$375,692,620	$—	$—	$375,692,620
Investment Funds	7,662,359	—	—	7,662,359
				$383,354,979

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2015 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S.GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The International Small Cap Fund held a Level 3 categorized security during the period ended September 30, 2015. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments of the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Credit Opportunities Fund’s investment in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2 or Level 3. The Credit Opportunities Fund’s investment in asset-backed and mortgage-backed

Notes to Portfolios of Investments (Unaudited) (Continued)

securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2 or Level 3. Money market instruments and other debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

Notes to Portfolios of Investments (Unaudited) (Continued)

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
International Small Cap Fund	Common Stocks	$9,070,200	$9,438,395	$368,195
Small Cap Value Opportunities Fund	Common Stocks	17,181,264	19,859,202	2,677,938
Value Fund	Common Stocks	831,900	839,095	7,195

* The remaining contractual maturity is overnight for all securities.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$27,933,305	$15,221	$(704,236)	$(689,015)
International Small Cap Fund	313,232,711	27,316,727	(12,603,742)	14,712,985
Large Cap Fund	263,065,119	6,340,864	(21,047,731)	(14,706,867)
Small Cap Value Opportunities Fund	194,177,106	14,599,868	(25,024,655)	(10,424,787)
Value Fund	329,326,197	76,640,765	(22,611,983)	54,028,782

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date November 23, 2015

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date November 23, 2015

* Print the name and title of each signing officer under his or her signature.